Intangible assets	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets
Intangible assets other than goodwill
As of March 31, 2014 the Company has the following amounts related to intangible assets:

	Gross Carrying Amount	Accumulated Amortization
Patent costs	$469,031	$45,648
Product certifications	415,706	93,312
Developed technology	240,000	16,000
Total	$1,124,737	$154,960

The aggregate amortization expense of the Company's intangible assets for the three months ended March 31, 2014 and 2013 was $19,972 and $9,760, respectively.
Estimated future annual amortization expense related to the intangible assets is as follows:

2014	$59,917
2015	124,575
2016	124,575
2017	124,575
2018	118,378
Thereafter	417,757
$969,777

The Company expects to receive foreign patents for the patents granted in the United States by year end. The expense in the estimated future amortization schedule is based on this assumption.

Intangible assets other than goodwill
The Company capitalized $171,224 and $17,314 of product certification costs during the years ended December 31, 2013 and 2012, respectively. Also included in intangible assets are the costs incurred by the Company to acquire certain patents. These patents, once in service, will be amortized on a straight-line basis over the estimated economic life of the associated product, which range from approximately 7-10 years. The Company capitalized $226,726 and $146,981 of patent-related costs during the years ended December 31, 2013 and 2012, respectively. The Company also capitalized $240,000 certain developed technology in connection with an asset acquisition which is being amortized over its useful life of fifteen years. Intangible assets at December 31, 2013 and 2012 consist of the following:

	Product Certifications	Patents	Developed Technology	Total
Balance at December 31, 2013
Intangible assets	$406,706	$441,609	240,000	$1,088,315
Less - accumulated amortization	(83,405)	(39,583)	(12,000)	(134,988)
	$323,301	$402,026	$228,000	$953,327

Balance at December 31, 2012
Intangible assets	$235,482	$214,883	—	$450,365
Less - accumulated amortization	(57,798)	(20,547)	—	(78,345)
	$177,684	$194,336	$—	$372,020

Amortization expense was $56,643 and $33,896 during the years ended December 31, 2013 and 2012, respectively. Estimated amortization expense at December 31, 2013 for each of the five succeeding years is as follows:

2014	$80,937
2015	119,758
2016	119,758
2017	119,758
2018	113,560
Thereafter	399,556
$953,327